PGIM Jennison Utility Fund
Schedule of Investments (unaudited) as of August 31, 2026
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks
Construction & Engineering 0.8%
Solv Energy, Inc. (Class A Stock)*	950,112	$24,246,858
Electric Utilities 60.3%
Alliant Energy Corp.	1,333,042	90,620,195
American Electric Power Co., Inc.	1,347,306	164,950,673
Constellation Energy Corp.	724,653	199,112,905
Elia Group SA/NV (Belgium)	554,726	82,587,656
Entergy Corp.	1,945,066	206,779,966
Evergy, Inc.	943,187	76,417,011
Exelon Corp.	701,363	30,663,590
FirstEnergy Corp.	1,018,999	46,731,294
IDACORP, Inc.	309,803	42,182,776
NextEra Energy, Inc.	4,091,896	336,926,717
NRG Energy, Inc.	545,597	60,081,142
PG&E Corp.	8,368,732	111,053,074
Pinnacle West Capital Corp.	214,821	20,975,122
PPL Corp.	2,431,660	82,992,556
Southern Co. (The)	1,569,065	138,077,720
Xcel Energy, Inc.	1,774,475	134,310,013
		1,824,462,410
Gas Utilities 2.4%
Atmos Energy Corp.	310,673	51,612,106
Chesapeake Utilities Corp.	169,687	22,660,002
		74,272,108
Independent Power Producers & Energy Traders 7.2%
RWE AG (Germany)	224,554	15,273,521
Talen Energy Corp.*	181,643	53,722,734
Vistra Corp.	1,083,010	148,773,084
		217,769,339
Multi-Utilities 25.9%
Ameren Corp.	1,329,768	140,968,706
CenterPoint Energy, Inc.	3,556,254	140,827,658
CMS Energy Corp.	1,481,007	100,797,336
Dominion Energy, Inc.	858,089	56,642,455
DTE Energy Co.	330,511	44,827,207
NiSource, Inc.	2,645,707	108,262,330
Public Service Enterprise Group, Inc.	413,655	30,333,321
Sempra	1,949,995	159,314,592
		781,973,605
Renewable Electricity 1.3%
Fervo Energy Co. (Class A Stock)*(a)	962,723	14,806,680
Grenergy Renovables SA (Spain)*	228,287	23,498,074
		38,304,754

Total Long-Term Investments (cost $1,953,566,665)		2,961,029,074

Short-Term Investments 2.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	68,524,264	68,524,264

PGIM Jennison Utility Fund

PGIM Jennison Utility Fund
Schedule of Investments (unaudited) (continued)
as of August 31, 2026
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $624,554; includes $607,698 of cash collateral for securities on loan)(b)(wb)	625,054	$624,554

Total Short-Term Investments (cost $69,148,818)		69,148,818

TOTAL INVESTMENTS 100.2% (cost $2,022,715,483)		3,030,177,892
Liabilities in excess of other assets (0.2)%		(6,146,827)

Net Assets 100.0%		$3,024,031,065

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $615,200; cash collateral of $607,698 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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